Contract Balances	12 Months Ended
Dec. 31, 2020
Contract Balances
Contract Balances

11. Contract Balances

The following table provides information about receivables, contract assets, and contracts liabilities with customers:

	As of December 31,
	2019	2020
	RMB	RMB
Trade receivables	26,110	52,871
Contract assets	—	—
Contract liabilities	93,725	135,385

As of December 31, 2019 and 2020, there were no contract assets recorded in the Group’s consolidated balance sheet. Trade receivables are recorded when the right to consideration becomes unconditional.

11. Contract Balances (Continued)

Contract liabilities relate to the payments received for information service in advance of performance under the contract. As of December 31, 2019 and 2020, contract liabilities were RMB93,725 and RMB135,385, respectively. The Group’s information service is provided in a relatively short period, as such the contract liabilities are generally recognized as revenue within three months.

Revenue recognized that was included in the contract liability balance at the beginning of the years ended December 31, 2018, 2019 and 2020 is RMB46,008, RMB116,967 and RMB93,725, respectively.

As of December 31, 2019 and 2020, the Group does not have unsatisfied performance obligations with the related contract of duration over one year.